Allowance for Loan Losses (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commercial [Member]
With an allowance recorded:
Recorded Investment, Total	$ 84,182	$ 98,916	$ 180,729
Unpaid Principal Balance, Total	148,519	134,582	254,236
Related Allowance, Total	951	5,429	21,080
Average Recorded Investment, Total	110,002	136,582	126,259
Accrued Interest Income Recognized, Total	185	1,504	1,001
Cash Interest Income Recognized, Total	185	1,504	972
Commercial [Member] | Commercial and industrial [Member]
With no related allowance:
Recorded Investment, With No Related Allowance	17,257	9,401	8,650
Unpaid Principal Balance, With No Related Allowance	19,260	12,778	9,570
Related Allowance, With No Related Allowance
Average Recorded Investment, With No Related Allowance	14,977	9,180	5,387
Accrued Interest Income Recognized, With No Related Allowance	53	67	58
Cash Interest Income Recognized, With No Related Allowance	53	67	58
With an allowance recorded:
Recorded Investment, With Related Allowance		4,955	26,938
Unpaid Principal Balance, With Related Allowance	939	6,110	32,365
Related Allowance, With Related Allowance		262	6,109
Average Recorded Investment, With Related Allowance	1,222	13,368	20,959
Accrued Interest Income Recognized, With Related Allowance		337	454
Cash Interest Income Recognized, With Related Allowance		337	438
Commercial [Member] | Commercial and industrial, held for sale [Member]
With no related allowance:
Recorded Investment, With No Related Allowance	1,125
Unpaid Principal Balance, With No Related Allowance	2,252
Related Allowance, With No Related Allowance
Average Recorded Investment, With No Related Allowance	1,987
Accrued Interest Income Recognized, With No Related Allowance
Cash Interest Income Recognized, With No Related Allowance
Commercial [Member] | CRE owner occupied [Member]
With no related allowance:
Recorded Investment, With No Related Allowance	22,586	32,202	32,325
Unpaid Principal Balance, With No Related Allowance	44,110	55,982	65,398
Related Allowance, With No Related Allowance
Average Recorded Investment, With No Related Allowance	25,521	36,266	37,502
Accrued Interest Income Recognized, With No Related Allowance	86	357	18
Cash Interest Income Recognized, With No Related Allowance	86	357	18
With an allowance recorded:
Recorded Investment, With Related Allowance	4,649	9,706	20,365
Unpaid Principal Balance, With Related Allowance	8,779	14,449	25,099
Related Allowance, With Related Allowance	649	2,448	4,800
Average Recorded Investment, With Related Allowance	6,029	18,929	22,463
Accrued Interest Income Recognized, With Related Allowance		212	433
Cash Interest Income Recognized, With Related Allowance		212	420
Commercial [Member] | CRE owner occupied, held for sale [Member]
With no related allowance:
Recorded Investment, With No Related Allowance	5,596
Unpaid Principal Balance, With No Related Allowance	17,091
Related Allowance, With No Related Allowance
Average Recorded Investment, With No Related Allowance	11,384
Accrued Interest Income Recognized, With No Related Allowance
Cash Interest Income Recognized, With No Related Allowance
Commercial [Member] | CRE non-owner occupied [Member]
With no related allowance:
Recorded Investment, With No Related Allowance	5,305	7,308	24,047
Unpaid Principal Balance, With No Related Allowance	9,761	8,584	33,445
Related Allowance, With No Related Allowance
Average Recorded Investment, With No Related Allowance	14,452	15,299	9,398
Accrued Interest Income Recognized, With No Related Allowance	24	36
Cash Interest Income Recognized, With No Related Allowance	24	36
With an allowance recorded:
Recorded Investment, With Related Allowance		2,565	20,275
Unpaid Principal Balance, With Related Allowance		3,468	26,512
Related Allowance, With Related Allowance		229	4,770
Average Recorded Investment, With Related Allowance		6,211	8,998
Accrued Interest Income Recognized, With Related Allowance		438
Cash Interest Income Recognized, With Related Allowance		438
Commercial [Member] | CRE non owner occupied, held for sale [Member]
With no related allowance:
Recorded Investment, With No Related Allowance	5,428
Unpaid Principal Balance, With No Related Allowance	9,583
Related Allowance, With No Related Allowance
Average Recorded Investment, With No Related Allowance	5,269
Accrued Interest Income Recognized, With No Related Allowance
Cash Interest Income Recognized, With No Related Allowance
Commercial [Member] | Land and development [Member]
With no related allowance:
Recorded Investment, With No Related Allowance	20,649	25,925	21,044
Unpaid Principal Balance, With No Related Allowance	33,607	26,148	33,387
Related Allowance, With No Related Allowance
Average Recorded Investment, With No Related Allowance	27,353	29,932	12,343
Accrued Interest Income Recognized, With No Related Allowance	22	57	9
Cash Interest Income Recognized, With No Related Allowance	22	57	9
With an allowance recorded:
Recorded Investment, With Related Allowance	997	6,854	27,085
Unpaid Principal Balance, With Related Allowance	1,013	7,063	28,460
Related Allowance, With Related Allowance	302	2,490	5,401
Average Recorded Investment, With Related Allowance	553	7,937	9,209
Accrued Interest Income Recognized, With Related Allowance			29
Cash Interest Income Recognized, With Related Allowance			29
Commercial [Member] | Land and development, held for sale [Member]
With no related allowance:
Recorded Investment, With No Related Allowance	589
Unpaid Principal Balance, With No Related Allowance	2,124
Related Allowance, With No Related Allowance
Average Recorded Investment, With No Related Allowance	1,255
Accrued Interest Income Recognized, With No Related Allowance
Cash Interest Income Recognized, With No Related Allowance
Consumer [Member]
With an allowance recorded:
Recorded Investment, Total	10,999	7,214
Unpaid Principal Balance, Total	13,430	8,726
Related Allowance, Total	98	61
Average Recorded Investment, Total	8,605	1,354	990
Accrued Interest Income Recognized, Total	12
Cash Interest Income Recognized, Total	12
Consumer [Member] | Residential Real Estate [Member]
With no related allowance:
Recorded Investment, With No Related Allowance	5,428	2,433
Unpaid Principal Balance, With No Related Allowance	5,852	2,758
Related Allowance, With No Related Allowance
Average Recorded Investment, With No Related Allowance	4,334	470	23
Accrued Interest Income Recognized, With No Related Allowance
Cash Interest Income Recognized, With No Related Allowance
With an allowance recorded:
Recorded Investment, With Related Allowance	184	89
Unpaid Principal Balance, With Related Allowance	194	164
Related Allowance, With Related Allowance	98	14
Average Recorded Investment, With Related Allowance	71	45
Accrued Interest Income Recognized, With Related Allowance
Cash Interest Income Recognized, With Related Allowance
Consumer [Member] | Home equity lines of credit [Member]
With no related allowance:
Recorded Investment, With No Related Allowance	3,582	3,398
Unpaid Principal Balance, With No Related Allowance	4,610	4,402
Related Allowance, With No Related Allowance
Average Recorded Investment, With No Related Allowance	2,942	637
Accrued Interest Income Recognized, With No Related Allowance	9
Cash Interest Income Recognized, With No Related Allowance	9
Consumer [Member] | Home Equity Term Loans [Member]
With no related allowance:
Recorded Investment, With No Related Allowance	1,174	1,197
Unpaid Principal Balance, With No Related Allowance	1,285	1,306
Related Allowance, With No Related Allowance
Average Recorded Investment, With No Related Allowance	1,023	228
Accrued Interest Income Recognized, With No Related Allowance	3
Cash Interest Income Recognized, With No Related Allowance	3
Consumer [Member] | Other [Member]
With no related allowance:
Recorded Investment, With No Related Allowance	631	50
Unpaid Principal Balance, With No Related Allowance	1,489	50
Related Allowance, With No Related Allowance
Average Recorded Investment, With No Related Allowance	231	2	644
Accrued Interest Income Recognized, With No Related Allowance
Cash Interest Income Recognized, With No Related Allowance
With an allowance recorded:
Recorded Investment, With Related Allowance		47
Unpaid Principal Balance, With Related Allowance		47
Related Allowance, With Related Allowance		47
Average Recorded Investment, With Related Allowance	4	19	323
Accrued Interest Income Recognized, With Related Allowance
Cash Interest Income Recognized, With Related Allowance